Shareholders’ equity - Share capital issued (Details) - EUR (€) € / shares in Units, € in Thousands	Dec. 31, 2024	Nov. 19, 2024	Dec. 31, 2023		Oct. 24, 2023	May 24, 2023	Feb. 22, 2023	Dec. 31, 2022		Sep. 07, 2022	Dec. 31, 2021
Equity [abstract]
Share capital	€ 633		€ 629	[1]				€ 223	[1]
Number of shares issued (in shares)	63,347,837		62,928,818					22,313,185			16,764,051
Par value per share (in euro per share)	€ 0.01	€ 0.01	€ 0.01		€ 0.01	€ 0.01	€ 0.01	€ 0.01		€ 0.01
Number of treasury shares held (in shares)	0		11,339					12,000
Number of shares outstanding (in shares)	63,347,837		62,917,479					22,301,185

[1]	1In application of the Amendments to IAS 1 Presentation of Financial Statements – Classification of Liabilities as Current or Non-current, and
Non-current Liabilities with Covenants, the non-current portion of the OCEANE bonds as of December 31, 2022, amounting to €19,332 thousand, and the non-current portion of the Heights convertible notes as of December 31, 2023, amounting to €20,652 thousand, were reclassified within the current liabilities (Convertible loan notes) as of December 31, 2022 and 2023 respectively (see Note 2).